Share-based Compensation - Share options, June 2008 scheme (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2017 item $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares
Share Options
Maximum percentage of ordinary shares in issue upon exercise of all outstanding options granted and yet to be exercised		30.00%	30.00%
Recognized share-based compensation		$ 3,204	¥ 20,852	¥ 1,890	¥ 34,354
Number of Options, Granted		7,255,000	7,255,000	9,991,964	8,020,000
June 2008 Scheme
Share Options
Maximum percentage of the ordinary shares in issue on effective date of option scheme ("Limit")		10.00%	10.00%
Maximum percentage of ordinary shares in issue on effective date of limit as refreshed (Refreshed "Limit")		10.00%	10.00%
Maximum number of additional options authorized to grant		31,410,107	31,410,107
Share options, expiration period		10 years	10 years
Award vesting period		4 years	4 years
June 2008 Scheme | Non employee
Share Options
Share options, expiration period	10 years
Award vesting period	4 years
Number of Options, Granted	1,720,000
Number of non employees | item	1
Grant date fair value of options granted (US$ per share) | $ / shares	$ 0.4648
June 2008 Scheme, Plan Modification
Share Options
Vesting period added		12 months	12 months
Total incremental share-based compensation | ¥				¥ 12,100
Recognized share-based compensation		$ 900	¥ 5,900	¥ 2,700
June 2008 Scheme, Plan Modification | Class A ordinary shares
Share Options
Number of Ordinary Shares Affected		21,011,951	21,011,951
New Exercise Price | $ / shares		$ 0.4823
June 2008 Scheme, Plan Modification | ADS
Share Options
New Exercise Price | $ / shares		$ 3.8587